Commitments and Contingent Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Commitments and Contingent Liabilities (Details) [Line Items]
Participation payments	$ 4,888
Bank guarantees	214
Advance payments	84
Rental and lease expenses	$ 699
Business Acquisition [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Commitments and contingent liabilities, description	the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through June 30, 2022, no royalties have been paid or accrued.